Production, Operating and Transportation and Selling, General, and Administrative Expenses - Production, Operating and Trasportation Expenses (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Services and support costs	CAD 930	CAD 983
Salaries and benefits	664	631
Materials, equipment rentals and leases	248	259
Energy and utility	453	413
Licensing fees	200	246
Transportation	26	30
Other	158	162
Total production, operating and transportation expenses	CAD 2,679	CAD 2,724